Concentration and Risk (Tables)	12 Months Ended
Dec. 31, 2019
Concentration and Risk
Schedule of components of cash and cash equivalents and restricted cash maintained at bank

	As of December 31,
	2018	2019
	RMB	RMB
RMB denominated bank deposits with:
Financial Institutions in the PRC	429,266	654,946
U.S. dollar denominated bank deposits with:
Financial Institutions in the Hong Kong	346,019	664,478
Financial Institutions in the PRC	18,933	14,448